PREPAID LAND LEASE PAYMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID LAND LEASE PAYMENTS [Abstract]
Prepaid land lease payments	$ 7,377	44,656	44,656
Less: accumulated amortization	(222)	(1,340)	(447)
Net carrying value	7,155	43,316	44,209
Amortization expense for land use right	148	893	447
Year 1	148	893
Year 2	148	893
Year 3	148	893
Year 4	148	893
Year 5	$ 148	893